UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Toroso Newfound Tactical Allocation Fund
(Class A: TNTAX)
(Class C: TNTCX)
(Institutional Class: TNTNX)

ANNUAL REPORT
December 31, 2014

Toroso Newfound Tactical Allocation Fund
a series of Investment Managers Series Trust

Table of Contents

Shareholder letter	1
Fund Performance	6
Schedules of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	24
Supplemental Information	25
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Toroso Newfound Tactical Allocation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.torosonewfoundfund.com

Michael Venuto Chief Investment Officer Toroso Investments, LLC

February 12, 2015

Dear Shareholders:

We are pleased to present the Annual Report for the Toroso Newfound Tactical Allocation Fund (the “Fund”) for the period ending December 31, 2014.

The Fund launched on January 10, 2014.  Its investment strategy seeks to provide exposure to four varying economic regimes: Prosperity, Deflation, Inflation and Recession.  The Fund’s Tactical Allocation Manager, Newfound Research LLC (“Newfound Research”) provides a tactical overlay component to the strategy.  The tactical overlay uses relative momentum to target specific regimes as well as attempt to minimize exposure to regimes that may be out of favor.  Toroso Investments, LLC (“Toroso”) then makes the investments for the Fund’s portfolio based on the tactical allocation signals.

Tactical asset allocation is a more active approach than strategic asset allocation. With tactical asset allocation, rather than following a static allocation and re-balancing on a periodic basis using historical averages of modern portfolio theory, one can choose to overweight or underweight asset classes based on a current analytical assessment of selected metrics. The relative momentum models of Newfound Research are intended to enhance the “all-weather” concept of economic regime investing by Toroso. In this way, the Fund strives to track the regimes as the economy changes, as opposed to waiting for a specific date on the calendar. And, unlike some other “all-weather” strategies, this Fund is concerned about the multiple tail risks that manifest themselves in certain economic environments.

2014 was a confusing year for many individual investors.  Stocks, as measured by the S&P 500 Index,  went up for the first 9 months, retreated in mid-September and early October, only to come back in late October and November.  Stocks dipped again in the middle of December only to rebound again before year end.  Due to low interest rates at the start of 2014, many believed that long-term bonds may perform poorly. Yet, this asset class had a very strong year as measured by the Barclays U.S. 10-20 Year Treasury Bond Index.  Other volatile factors that affected the financial markets in 2014 were gold prices, energy prices, and a multitude of geo-political events. Overall, the Fund was able to navigate these choppy seas with competitive returns and limited volatility.

In this letter, we address the decisions made with respect to each economic condition and measure the outcomes.  The tactical tilts provided by Newfound Research provided stability as certain market trends emerged, allowing for participation in, or avoidance of, the economic regimes.  I will comment on these tactical tilts as well.

Prosperity Basket

We managed this group of exchange traded funds (“ETFs”) with the goal of participating in the growth of companies.  The core holding of this asset class was the Vanguard Total US Market Index ETF (Ticker: VTI). We supplemented this core holding with various themes and opportunities to potentially enhance the overall portfolio’s return.   One of the themes we followed was the expanding margins we saw in the U.S. equity market.  Soon after the Fund’s inception, the Fund held a position in the RevenueShares Small Cap ETF (Ticker: RWJ) because by weighting small cap companies by revenue, we believed these companies would provide better acquisition targets of the larger, better capitalized public companies.  In June, our internal models identified an overvaluation in small capitalization U.S. equities, so Toroso moved from RevenueShares Small Cap ETF (Ticker: RWJ) to RevenueShares Mid-Cap ETF (Ticker: RWK). For that time period, RWK outperformed RWJ by about 1.6%.  Also in early June we added a position in the First Trust Technology Dividend ETF (Ticker: TDIV) to enhance our exposure to established U.S. technology companies.  Again, this was a performance enhancer.  Two theme-based investments turned out to detract from performance because the International markets did not provide the same level of growth that the U.S. equity market delivered. The first was the Guggenheim Shipping ETF (Ticker: SEA) and the second was the PowerShares Listed Private Equity ETF (Ticker: PSP).  Although we still believe strongly in the themes presented in these ETFs, the fundamentals continued to fall throughout 2014 and their higher levels of international exposure led Toroso to exit the positions in November of 2014.  We will continue to monitor the fundamentals of ETFs to identify reasonably priced companies that show opportunities for growth.

Michael Venuto Chief Investment Officer Toroso Investments, LLC

Recession Basket

We consider this basket of the portfolio as the reserves to potentially protect the Fund from unforeseen market disruptions that may occur when you own stocks, long bonds, and commodities. By keeping a short duration with a well-diversified basket of government and corporate issued notes, we were able to minimize the Fund’s volatility and provided a reserve to purchase stocks, bonds, and commodities when the Fund is rebalanced. The core holding was iShares 1-3 Year Treasury ETF (Ticker: SHY).  We were able to increase the return, lower the volatility and shorten the duration by supplementing SHY with the FlexShares Ready Access Variable Income Fund ETF (Ticker: RAVI) and the Guggenheim Enhanced Short Duration ETF (Ticker: GSY). These three ETFs made up the recession basket of the Fund since inception.

Inflation Basket

The inflation basket experienced significant volatility during 2014.  Let’s look at two examples that received their fair share of attention in 2014.  For the first example, let’s review the performance of the SPDR® Gold Shares (Ticker: GLD).  This ETF was at $120.26 when the Fund launched on Jan 10th, peaked at $133.10 on March 14th, and hit a bottom of $109.88 on November 6th (a 17.45% decline from the peak).  It closed the year at $113.58.  Another example was Market Vectors Unconventional Oil and Gas ETF (Ticker: FRAK) which was priced at $27.63 per share at Fund launch on January 10th, peaked at $34.70 on June 23, and bottomed out at $19.81 on December 15th -- a decline of 42.91% from its peak.  Fortunately, we began reducing our energy exposure by 50% on November 19th as our internal research reflected it had become overvalued based on a price to earnings ratio; perhaps due to the exuberance surrounding the U.S. energy renaissance.  However, the dramatic decline continued after our position reduction and continued to detract from the Fund’s performance.  We continue to watch these fundamentals closely as some allocation to energy will most likely be at least a small piece of the inflation basket.  Additionally, in November of 2014, we identified two ETFs to enhance our exposure to gold.   Advisorshares Gartman Gold/Yen ETF (Ticker: GYEN) and Advisorshares Gartman Gold/Euro ETF (Ticker: GEUR) were added to the inflation basket to maintain gold exposure but reduce the deflationary impact of the strong dollar.  Because gold and other precious metals are usually expressed in U.S. Dollar denominated terms, the price movements of gold can be significantly influenced by the price movements of the dollar.  To limit this impact, the Fund purchased GYEN, which has a short position on the Japanese Yen, and GUER, which has a short position on the Euro.  The impact of these shorts, Yen and Euro, serve to offset a significant portion of the movements of the dollar so that values of the precious metals in the Fund are more reflective of the inflation protection we strive for in this basket of ETFs.

Michael Venuto Chief Investment Officer Toroso Investments, LLC

Deflation Basket

Duration of a bond portfolio is a key ingredient to protecting in a deflationary environment.  We maintained a long duration in 2014.  Most bond funds will compare themselves to the Barclays Aggregate Bond Index which historically has had an average duration above 6 years.  However, this key measure of bond performance has seen its duration erode to 5.3 years, and has muted the ability of most bond funds to provide deflationary protection.  The blended duration of the ETFs held in the deflation basket was between 10 years and 12 years during 2014 and this enhanced the Fund’s returns.

Tactical Adjustments

The core concept to our asset allocation methodology is to help offset the impacts of changing economic regimes and to tame the volatility associated with such changes. We use an in-depth, fundamental security selection process that strives to enhance the returns of these economic regimes so they can gain additional lift through rebalancing.  Although the large capitalization U.S. stock market represented by the S&P 500 Index returned about 12% in 2014, it is our belief that the interim volatility may have prevented many individual investors from actually generating similar returns.  At the beginning of this letter we referenced the volatility and unpredictability of the financial markets in 2014.  We believe this unpredictability kept many potential investors on the sidelines.  Our tactical tilts based on the signals from Newfound Research kept the Deflation basket in an overweight position for most of 2014 and our resulting underweight to the Prosperity basket reduced the Fund’s participation in the rapid recovery and volatility of the market in the latter half of October.  We point this out as an example of how economic regimes may offset each other and potentially reduce the overall volatility of the portfolio.  We are pleased with the results of 2014, with competitive returns within a turbulent time.

In summary, we are looking forward to 2015.  The Federal Reserve will be busy analyzing the impact of raising interest rates (which may or may not happen), a new fiscal budget will shed light on the U.S. tax situation, corporate earnings may flatten out or continue to rise, companies may or may not be hiring or increasing wages, and so on, and so on.  Whatever actions or economic results manifest themselves, we believe the Fund is well-positioned, and we will strive to provide shareholders with competitive returns with reduced volatility.

We appreciate your investment and continued confidence in the Fund.

Very truly yours,

Michael Venuto
Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

The views expressed in this report reflect those of Toroso Investments, LLC as of the date this is written and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

Michael Venuto Chief Investment Officer Toroso Investments, LLC

An investment in the Toroso Newfound Tactical Allocation Fund is subject to risk, including the possible loss of principal amount invested and including, but not limited to, the following risks, which are more fully described in the prospectus: ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Due to a lack of demand in the marketplace or other factors, such as market turmoil, the Fund and the ETFs in which it invests may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. Illiquid assets may also be difficult to value.

The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies. The prices of fixed income securities respond to economic developments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities.  Foreign investment risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies.  Many of the risks with respect to foreign investments are more pronounced in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems.

Investments selected using tactical allocation strategies may perform differently from the market as a whole or from their expected performance. There can be no assurance that the Fund’s use of a tactical allocation strategy will enable the Fund to achieve positive returns or outperform the market.

The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Michael Venuto Chief Investment Officer Toroso Investments, LLC

The S&P 500 Index is a broad‐based, unmanaged measurement of changes in stock market conditions on the average of 500 widely held common stocks.  Barclays 10-20 Year Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years. The Barclays Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.   One cannot invest directly in an index.

Toroso Newfound Tactical Allocation Fund
FUND PERFORMANCE at December 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class Shares, made at its inception, with a similar investment in the Dow Jones Conservative Portfolio Index.  Results include the reinvestment of all dividends and capital gains.

The Dow Jones Conservative Portfolio Index is designed for asset allocation strategists who are willing to take 20% of the risk of the global securities market.  It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash in a portfolio whose semi-deviation is 20% of the annualized 36 month historic semi-deviation of the Dow Jones 100% Aggressive Portfolio Index.  This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Total Returns as of December 31, 2014	6 Months	Since Inception* (1/10/14)
Before deducting maximum sales charge
Class A¹	-3.01%	0.48%
Class C²	-3.36%	-0.27%
Institutional Class³	-2.91%	0.78%
After deducting maximum sales charge
Class A¹	-8.57%	-5.30%
Class C²	-4.32%	-1.26%
Dow Jones Conservative Portfolio Index	-0.55%	3.36%

*	Cumulative

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 854-7843.

Gross and Net Expense Ratios for Class A shares were 3.19% and 1.85% respectively, for the Class C shares were 3.94% and 2.60% respectively, and for the Institutional Class shares were 2.94% and  1.60% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the  A Shares, C Shares and Institutional Class Shares respectively.  In the absence of such waivers, the Fund’s returns would have been lower. This agreement is in effect until April 30, 2015.

¹	Maximum sales charge for Class A shares is 5.75%. No sales charge applies to purchase of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of purchase.
²	No sales charge applies on investments but a CDSC of 1.00% will be imposed on certain redemptions of shares within 12 months of the date of purchase.
³	Institutional Class shares do not have any initial or contingent deferred sales charge.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Toroso Newfound Tactical Allocation Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 97.7%
3,675	AdvisorShares Gartman Gold/Euro ETF	$45,607
6,300	AdvisorShares Gartman Gold/Yen ETF	82,656
1,201	ETFS Physical Precious Metal Basket Shares*	73,093
10,208	ETRACS CMCI Gold Total Return ETN*	313,079
4,484	First Trust NASDAQ Technology Dividend Index Fund	123,938
2,363	FlexShares Ready Access Variable Income Fund	178,028
6,025	Gold Shares Covered Call ETN	72,240
3,570	Guggenheim Enhanced Short Duration ETF	178,214
976	Guggenheim S&P 500 Equal Weight Energy ETF	66,007
2,749	Guggenheim Spin-Off ETF	123,128
3,306	iShares 1-3 Year Treasury Bond ETF	279,192
1,979	iShares 20+ Year Treasury Bond ETF	249,196
5,610	iShares 7-10 Year Treasury Bond ETF	594,604
1,338	Market Vectors Agribusiness ETF	70,285
7,896	PowerShares Build America Bond Portfolio	240,354
4,011	PowerShares Buyback Achievers Portfolio	192,729
6,190	PowerShares Fundamental High Yield Corporate Bond Portfolio	116,372
2,635	RevenueShares Mid Cap ETF	127,581
4,745	Vanguard Total Stock Market ETF	502,970
4,170	VelocityShares Daily Inverse VIX Medium Term ETN*	174,181
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,752,521)	3,803,454

Principal Amount

	SHORT-TERM INVESTMENTS – 2.5%
$99,190	UMB Money Market Fiduciary, 0.01%[1]	99,190
	TOTAL SHORT-TERM INVESTMENTS (Cost $99,190)	99,190

	TOTAL INVESTMENTS – 100.2% (Cost $3,851,711)	3,902,644
	Liabilities in Excess of Other Assets – (0.2)%	(6,580)

	TOTAL NET ASSETS – 100.0%	$3,896,064

ETF – Exchange Traded Fund
ETN – Exchange Traded Note

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014

Security Type/Industry	Percent of Total Net Assets
Exchange-Traded Funds
Growth & Income	21.0%
Government/Agency-Intermediate Term	15.2%
Commodity	11.7%
Government/Agency-Short Term	7.2%
Government/Agency-Long Term	6.4%
Undefined Equity	6.3%
Municipal	6.2%
Government/Corp-Short Term	4.6%
Government/Corporate	4.6%
Unclassified	3.3%
Growth & Income-Mid Cap	3.3%
Income Equity	3.2%
Corporate/Preferred-High Yield	3.0%
Sector Fund-Energy	1.7%
Total Exchange-Traded Funds	97.7%
Short-Term Investments	2.5%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014

Assets:
Investments, at value (cost $3,851,711)	$3,902,644
Receivables:
Dividends and interest	1,700
Due from Advisor	22,841
Prepaid expenses	28,473
Prepaid offering costs	918
Total assets	3,956,576

Liabilities:
Payables:
Investment securities purchased	21,295
Shareholder servicing fees (Note 7)	1,232
Distribution fees - Class A & Class C (Note 6)	56
Auditing fees	16,750
Fund accounting fees	4,188
Transfer agent fees and expenses	3,486
Fund administration fees	2,712
Custody fees	1,884
Legal fees	1,776
Chief Compliance Officer fees	1,719
Trustees' fees and expenses	334
Accrued other expenses	5,080
Total liabilities	60,512

Net Assets	$3,896,064

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of December 31, 2014

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,929,324
Accumulated net investment loss	(1,414)
Accumulated net realized loss on investments	(82,779)
Net unrealized appreciation on investments	50,933
Net Assets	$3,896,064

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$173,689
Shares of beneficial interest issued and outstanding	17,418
Redemption price*	9.97
Maximum sales charge (5.75% of offering price)**	0.61
Maximum offering price to public	$10.58

Class C Shares:
Net assets applicable to shares outstanding	$23,004
Shares of beneficial interest issued and outstanding	2,315
Offering and redemption price per share*	$9.94

Institutional Class Shares:
Net assets applicable to shares outstanding	$3,699,371
Shares of beneficial interest issued and outstanding	370,328
Offering and redemption price per share	$9.99

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF OPERATIONS
For the Period January 10, 2014* through December 31, 2014

Investment Income:
Dividends	$51,388
Interest	10
Total investment income	51,398

Expenses:
Registration fees	46,712
Fund accounting fees	43,881
Transfer agent fees and expenses	42,179
Administration fees	39,710
Offering costs	34,468
Advisory fees	26,001
Auditing fees	16,750
Chief Compliance Officer fees	13,775
Legal fees	11,367
Custody fees	11,284
Trustees' fees and expenses	5,803
Shareholder reporting fees	5,501
Miscellaneous	4,539
Shareholder servicing fees (Note 7)	1,291
Insurance fees	1,161
Distribution fees - Class A (Note 6)	173
Distribution fees - Class C (Note 6)	125
Total expenses	304,720
Advisory fees waived	(26,001)
Other expenses absorbed	(245,920)
Net expenses	32,799
Net investment income	18,599

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(81,712)
Net change in unrealized appreciation/depreciation on investments	50,933
Net realized and unrealized loss on investments	(30,779)

Net Decrease in Net Assets from Operations	$(12,180)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
January 10, 2014*
through
December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$18,599
Net realized loss on investments	(81,712)
Net change in unrealized appreciation/depreciation on investments	50,933
Net decrease in net assets resulting from operations	(12,180)

Distributions to Shareholders:
From net investment income:
Class A Shares	(961)
Class C Shares	(54)
Institutional Class Shares	(23,137)
From return of capital:
Class A Shares	(368)
Class C Shares	(21)
Institutional Class Shares	(8,871)
Total distributions to shareholders	(33,412)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	176,198
Class C Shares	38,285
Institutional Class Shares	3,842,774
Reinvestment of distributions:
Class A	1,187
Class C	75
Institutional Class	31,172
Cost of shares redeemed:
Class A Shares	(272)
Class C Shares	(14,600)
Institutional Class Shares	(133,163)
Net increase in net assets from capital transactions	3,941,656

Total increase in net assets	3,896,064

Net Assets:
Beginning of period	−
End of period	$3,896,064

Accumulated net investment loss	$(1,414)

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS – Continued

For the Period
January 10, 2014*
through
December 31, 2014
Capital Share Transactions:
Shares sold:
Class A Shares	17,325
Class C Shares	3,771
Institutional Class Shares	380,265
Shares reinvested:
Class A	121
Class C	8
Institutional Class	3,165
Shares redeemed:
Class A Shares	(28)
Class C Shares	(1,464)
Institutional Class Shares	(13,102)

Net increase in capital share transactions	390,061

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Class A Shares

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
January 10, 2014*
through
December 31, 2014

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.05
Net realized and unrealized loss on
investments	− [3]
Total from investment operations	0.05
Less Distributions:
From net investment income	(0.06)
From return of capital	(0.02)
Total distributions	(0.08)

Net asset value, end of period	$9.97

Total return[4]	0.48%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$174

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	11.96%[7]
After fees waived and expenses absorbed[6]	1.50%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(9.98)%[7]
After fees waived and expenses absorbed[2]	0.48%[7]

Portfolio turnover rate	193%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 12 months of the date of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Class C Shares

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
January 10, 2014*
through
December 31, 2014

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1,2]	(0.03)
Net realized and unrealized loss on
investments	− [3]
Total from investment operations	(0.03)
Less Distributions:
From net investment income	(0.02)
From return of capital	(0.01)
Total distributions	(0.03)

Net asset value, end of period	$9.94

Total return[4]	(0.27)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	12.71%[7]
After fees waived and expenses absorbed[6]	2.25%[7]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[2]	(10.73)%[7]
After fees waived and expenses absorbed[2]	(0.27)%[7]

Portfolio turnover rate	193%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class C shares made within 12 months of the date of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
January 10, 2014*
through
December 31, 2014

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.07
Net realized and unrealized gain on
investments	0.01
Total from investment operations	0.08
Less Distributions:
From net investment income	(0.07)
From return of capital	(0.02)
Total distributions	(0.09)

Net asset value, end of period	$9.99

Total return[3]	0.78%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,699

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	11.71%[6]
After fees waived and expenses absorbed[5]	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(9.73)%[6]
After fees waived and expenses absorbed[2]	0.73%[6]

Portfolio turnover rate	193%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2014

Note 1 – Organization
Toroso Newfound Tactical Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund commenced investment operations on January 10, 2014, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2014

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $35,386, which are being amortized over a one-year period from January 10, 2014 (commencement of operations).

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.  As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Exchange Traded Notes (“ETNs”)
The Fund may invest in ETFs which invest in shares of ETNs. An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the ETF in which the Fund invests may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2014

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years.  This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period January 10, 2014 (commencement of operations) through December 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages TOROSO Investments, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.  The Advisor also engages Newfound Research, LLC ("Newfound" or "TAM") as a sub-advisory to act solely as the Fund's tactical allocation manager and pays TAM from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding, as applicable,  any taxes, interest, portfolio transaction expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization  and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively until April 30, 2015.

For the period January 10, 2014 (commencement of operations) through December 31, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $271,921.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At December 31, 2014, the amount of these potentially recoverable expenses was $271,921.  The Advisor may recapture all or a portion of this amount no later than December 31, 2017.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2014

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period January 10, 2014 (commencement of operations) through December 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period January 10, 2014 (commencement of operations) through December 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$3,870,513
Gross unrealized appreciation	$75,217
Gross unrealized depreciation	(43,086)
Net unrealized appreciation on investments	$32,131

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period January 10, 2014 (commencement of operations) through December 31, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ (3,072)	$ 4,139	$ (1,067)

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2014

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(65,391)
Unrealized appreciation on investments	32,131
Total accumulated deficit	$(33,260)

As of December 31, 2014, the Fund had a net short-term capital loss carryforward of $1,847 to offset future net capital gains, if any, to the extent provided by treasury regulations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.  As of December 31, 2014, the Fund had $62,130 of Post-October capital losses.

The Fund has $1,414 in qualified late-year losses, which are deferred until fiscal year 2015 for tax purposes.  Net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The tax character of distributions paid during the period January 10, 2014 (commencement of operations) through December 31, 2014 was as follows:

Distribution paid from:	2014
Ordinary income	$24,152
Return of capital	9,260
Long-term capital gains	-
Total distributions paid	$33,412

Note 5 – Investment Transactions
For the period January 10, 2014 (commencement of operations) through December 31, 2014, purchases and sales of investments, excluding short-term investments, were $8,673,405 and $4,832,878, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor.  The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the period January 10, 2014 (commencement of operations) through December 31, 2014, HRC did not receive any distribution fees or sales commissions from the Distributor pursuant to the wholesaling agreement.

For the period January 10, 2014 (commencement of operations) through December 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2014

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period January 10, 2014 (commencement of operations) through December 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2014

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$3,803,454	$-	$-	$3,803,454
Short-Term Investments	99,190	-	-	99,190
Total Investments	$3,902,644	$-	$-	$3,902,644

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of Toroso Newfound Tactical Allocation Fund

We have audited the accompanying statement of assets and liabilities of the Toroso Newfound Tactical Allocation Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of December 31, 2014, and the related statement of operations, the statement of changes in net assets and financial highlights for the period January 10, 2014 (commencement of operations) through December 31, 2014.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Toroso Newfound Tactical Allocation Fund as of December 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period January 10, 2014 (commencement of operations) through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 2, 2015

Toroso Newfound Tactical Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information
For the year ended December 31, 2014, 73.26% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), is designated as qualified dividend income.

For the year ended December 31, 2014, 22.81% of the dividends to be paid from net investment income, including from short-term capital gains from the Fund (if any), is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	76	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	76	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2013-present). Independent financial services consultant (1996-2014); Interim CEO, Unified Fund Services, Inc. (now Huntington Fund Services), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus –NICSA, an investment management trade association (2012-present).	76	None.
Interested Trustees:
John P. Zader a † (born 1961) Trustee	Since November 2007	Retired (2014-present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, (2006-June 2014). President, Investment Managers Series Trust (December 2007-June 2014).	76	Investment Managers Series Trust II, a registered investment company.
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration, LLC (2006 – present).	76	Investment Managers Series Trust II, a registered investment company.

Toroso Newfound Tactical Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Maureen Quill [a] (born 1963) President	Since June 2014	Chief Operating Officer (June 2014-present); Executive Vice-President, UMB Fund Services, Inc. (January 2007-June 2014). Vice-President, Investment Managers Series Trust (December 2013 – June 2014).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007).	N/A	N/A
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 – present).	N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 – present).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010)
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, WI 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Dziura: 39 Statford Square, Boyerstown, PA 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Toroso Newfound Tactical Allocation Fund
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance*	7/1/14	12/31/14	7/1/14 – 12/31/14
Class A	$1,000.00	$969.90	$7.44
Class C	1,000.00	966.40	11.15
Institutional Class	1,000.00	970.90	6.21
Hypothetical (5% annual return before expenses)^	7/1/14	12/31/14	7/1/14 – 12/31/14
Class A	$1,000.00	$1,017.65	$7.63
Class C	1,000.00	1,013.86	11.42
Institutional Class	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Toroso Newfound Tactical Allocation Fund
a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
14 Wall Street, Suite 3A
New York, New York 10005

Sub-Advisor
Toroso Investments, LLC
623 Fifth Avenue, 15th Floor
New York, New York 10022

Tactical Allocation Manager
Newfound Research, LLC
425 Boylston Street, 3rd Floor
Boston, Massachussetts, 02116

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Toroso Newfound Tactical Allocation Fund - Class A	TNTAX	46141P 370
Toroso Newfound Tactical Allocation Fund - Class C	TNTCX	46141P 362
Toroso Newfound Tactical Allocation Fund - Institutional Class	TNTNX	46141P 354

Privacy Principles of the Toroso Newfound Tactical Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Tosoro Newfound Tactical Allocation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (800) 207-7108.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Toroso Newfound Tactical Allocation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-207-7108.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$15,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2014	FYE 12/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2014	FYE 12/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2015